Offsets	Apr. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BRT Apartments Corp.
Form or Filing Type	S-3
File Number	333-265591
Initial Filing Date	Jun. 14, 2022
Fee Offset Claimed	$ 13,905
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 150,000,000
Termination / Withdrawal Statement

(3)
Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the registrant is offsetting the registration fee due on this registration statement by $13,905, which is the amount of the filing fee previously paid in connection with the unsold securities registered on the registrant's Registration Statement on Form S-3 (Registration No. 333-265591) originally filed with the Securities and Exchange Commission on June 14, 2022 and declared effective on April 28, 2023. No securities were sold under Registration Statement No. 333-265591. Upon effectiveness of this registration statement, the prior registration statement, No. 333-265591, will be replaced. Pursuant to Rule 457(p), an amount of $13,905 is hereby used to offset the current registration fee due. As a result, a filing fee of $6,810 is being paid herewith.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BRT Apartments Corp.
Form or Filing Type	S-3
File Number	333-265591
Filing Date	Jun. 14, 2022
Fee Paid with Fee Offset Source	$ 13,905
Offset Note

(3)
Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the registrant is offsetting the registration fee due on this registration statement by $13,905, which is the amount of the filing fee previously paid in connection with the unsold securities registered on the registrant's Registration Statement on Form S-3 (Registration No. 333-265591) originally filed with the Securities and Exchange Commission on June 14, 2022 and declared effective on April 28, 2023. No securities were sold under Registration Statement No. 333-265591. Upon effectiveness of this registration statement, the prior registration statement, No. 333-265591, will be replaced. Pursuant to Rule 457(p), an amount of $13,905 is hereby used to offset the current registration fee due. As a result, a filing fee of $6,810 is being paid herewith.